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                                   Law Offices

                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                         1220 19th Street, NW, Suite 600
                              Washington, DC 20036

                                February 18, 2005
VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

      Subject: UMB Scout Stock Fund, Inc. (File Nos. 2-79131 and 811-3557), UMB Scout WorldWide Fund, Inc. (File Nos. 33-58070 and 811-7472), UMB Scout Bond Fund, Inc. (File Nos. 2-79132 and 811-3558), UMB Scout Kansas Tax-Exempt Bond Fund, Inc. (File Nos. 333-40845 and 811-8513), UMB Scout Money Market Fund, Inc. (File Nos. 2-78688 and 811-3528), UMB Scout Tax-Free Money Market Fund, Inc. (File Nos. 2-79130 and 811-3556) and UMB Scout Funds (File Nos. 333-96461 and 811-9813) - Definitive Proxy Solicitation Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system, please find enclosed the definitive copy of the proxy statement, notice of meeting and form of proxy to be furnished to shareholders of UMB Scout Stock Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc., UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc. and UMB Scout Funds (each a "Fund" and collectively, the "Funds") in connection with a special meeting of shareholders of the Funds, scheduled to be held on March 29, 2005.

The definitive proxy materials reflect changes made to the preliminary version of the proxy statement, notice of meeting and form of proxy (the "Preliminary Proxy Statement"), as filed with the U.S. Securities and Exchange Commission (the "Commission") on January 25, 2005, to respond to comments that had been conveyed by the SEC's Larry Greene on the Preliminary Proxy Statement.

In connection with the filing of the definitive proxy materials, we acknowledge, on behalf of each Fund, that:

      - The Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

      - Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

      - The Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions and comments relating to this filing to Prufesh R. Modhera, Esq. at (202) 419-8407, or in his absence, Michael P. O'Hare, Esq. at
(215) 564-8198.

                                                    Very truly yours,

                                                    /s/ Prufesh R. Modhera
                                                    ---------------------------
                                                    Prufesh R. Modhera

cc:   Edward J. McShane, Jr.
      Barbara J. Demmer
      Lawrence A. Knecht
      John Pauls
      James L. Moffett
      William B. Greiner
      C. Warren Green
      Lesli H. McLinden, Esq.
      Michael P. O'Hare, Esq.